Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: 4.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: 475.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.20%
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: 404.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.70%)
Innovator Growth-100 Power Buffer ETF™ - May | Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: 556.30 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.10%)